Parent Company Income Statement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Other income (loss)	$ 6,869		$ 2,384		$ (14)
Noninterest Expense	80,274		83,108		66,713
Income tax benefit	(1,676)		915		(1,916)
Net income (loss)	1,446	[1]	(2,238)	[1]	6,276	[1]
Net income (loss) applicable to common shareholders	85		(3,595)		(2,204)
Table Details [Abstract]
Provision For Representations And Warranties	6,900		3,500		225
Bank of America Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend Received From Bank Holding Companies And Related Subsidiaries	10,277		7,263		4,100
Dividend Received From Nonbank Companies And Related Subsidiaries	553		226		27
Interest From Subsidiaries	869		999		1,179
Other income (loss)	10,603	[2]	2,781	[2]	7,784	[2]
Total Income	22,302		11,269		13,090
Interest on Borrowed Funds	6,234		4,484		4,737
Noninterest Expense	11,861	[3]	8,030	[3]	4,238	[3]
Total Expense	18,095		12,514		8,975
Income (Loss) before Income Taxes and Equity in Undistributed Earnings of Subsidiaries	4,207		(1,245)		4,115
Income tax benefit	(2,783)		(3,709)		(85)
Income Before Equity In Undistributed Earnings Of Subsidiaries	6,990		2,464		4,200
Equity In Undistributed Earnings Losses In Bank Holding Companies And Related Subsidiaries	6,650		7,647		(21,614)
Equity In Undistributed Earnings Losses In Nonbank Companies And Related Subsidiaries	(12,194)		(12,349)		23,690
Total Equity In Undistributed Earnings (Losses) Of Subsidiaries	(5,544)		(4,702)		2,076
Net income (loss)	1,446		(2,238)		6,276
Common Stock [Member] | China Construction Bank [Member]
Table Details [Abstract]
Gain (Loss) on Sale of Equity Investments	$ 6,500				$ 7,300

[1]	There were no material intersegment revenues.
[2]	Includes $6.5 billion and $7.3 billion of gains related to the sale of the Corporation’s investment in CCB during 2011 and 2009.
[3]	Includes, in aggregate, $6.9 billion, $3.5 billion and $225 million in 2011, 2010 and 2009 of representations and warranties provision, which is presented as a component of mortgage banking income on the Corporation’s Consolidated Statement of Income, and litigation expense. Condensed Balance Sheet December 31(Dollars in millions)2011 2010Assets Cash held at bank subsidiaries$124,991 $117,124Securities515 19,518Receivables from subsidiaries: Bank holding companies and related subsidiaries48,679 50,589Nonbank companies and related subsidiaries7,385 8,320Investments in subsidiaries: Bank holding companies and related subsidiaries191,278 188,538Nonbank companies and related subsidiaries53,213 61,374Other assets11,720 10,837Total assets$437,781 $456,300Liabilities and shareholders’ equity Commercial paper and other short-term borrowings$401 $13,899Accrued expenses and other liabilities22,419 22,803Payables to subsidiaries: Bank holding companies and related subsidiaries2,925 4,241Nonbank companies and related subsidiaries515 513Long-term debt181,420 186,596Shareholders’ equity230,101 228,248Total liabilities and shareholders’ equity$437,781 $456,300